Inventories (Tables)	12 Months Ended
Jun. 30, 2023
Inventories
Schedule of inventories
	06.30.2023	06.30.2022
Crops	12,892	13,317
Materials and supplies	14,923	14,556
Sugarcane	202	629
Agricultural inventories	28,017	28,502
Supplies for hotels	199	431
Total inventories	28,216	28,933